Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
We have not recently granted stock options or stock appreciation rights (“SARs”) as part of our equity compensation programs, with the last such grants occurring in 2022. As such, we do not maintain a formal policy regarding the timing of stock option or SAR awards. During 2025, while we did not grant any stock options or SARs, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of other types of awards or executive compensation.
During 2025, we did not grant any equity awards to our named executive officers.

Award Timing Method	During 2025, while we did not grant any stock options or SARs, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of other types of awards or executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false